Retirement Benefit Plan - Summary of Movements on Pension Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Assets [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	£ 50,956	£ 51,112
Service cost (including administration expenses and PPF levy)	(49)	(67)
Interest on pension deficit	1,356	1,201
Return on plan assets included in the group income statement	1,607	10
Regular contributions by employer	43	264
Deficit contributions by employer	2,024	872
Contributions by employees	1	2
Benefits paid	(2,564)	(2,449)
Foreign exchange	(4)	11
Ending balance	53,364	50,956
Costs to close BT Pension Scheme	(6)
Liabilities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	(57,803)	(60,200)
Service cost (including administration expenses and PPF levy)	(86)	(309)
Past service credit		17
Interest on pension deficit	(1,495)	(1,419)
Actuarial gain arising from changes in financial assumptions	(3,920)	2,251
Actuarial gain (loss) arising from changes in demographic assumptionsa	247	(697)
Actuarial gain (loss) arising from experience adjustmentsb	(36)	120
Contributions by employees	(1)	(2)
Benefits paid	2,564	2,449
Foreign exchange	10	(13)
Ending balance	(60,546)	(57,803)
Cost to equalise benefits between men and women due to guaranteed minimum pension (GMP)	(26)
Deficit benefit [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	(6,847)	(9,088)
Service cost (including administration expenses and PPF levy)	(135)	(376)
Past service credit		17
Interest on pension deficit	(139)	(218)
Included in the group income statement	(306)	(577)
Return on plan assets included in the group income statement	1,607	10
Actuarial gain arising from changes in financial assumptions	(3,920)	2,251
Actuarial gain (loss) arising from changes in demographic assumptionsa	247	(697)
Actuarial gain (loss) arising from experience adjustmentsb	(36)	120
Included in the group statement of comprehensive income	(2,102)	1,684
Regular contributions by employer	43	264
Deficit contributions by employer	2,024	872
Included in the group cash flow statement	2,067	1,136
Foreign exchange	6	(2)
Other movements	6	(2)
Ending balance	(7,182)	£ (6,847)
Costs to close BT Pension Scheme	(6)
Cost to equalise benefits between men and women due to guaranteed minimum pension (GMP)	£ (26)